TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2022
TRADE AND OTHER PAYABLES.
Trade and Other Payables

		June 30,	June 30,
	Note	2022	2021
		(US$’000)
Trade creditors		7,754	5,976
Accrued expenses		11,388	11,784
Accrued compensation	15.1	32,057	29,678
Cash flow hedge	15.2	992	316
Warrant liability	28	6,464	5,837
Others		1,158	1,272
		59,813	54,863